PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization of property, equipment and software	$ 400,000	¥ 2,778,778	¥ 3,650,261	¥ 5,299,059
Gain (Loss) on Disposition of Property Plant Equipment	$ 300,000	¥ 2,200,000	¥ 200,000	¥ 20,000